Other Provisions (Details 2 ) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Other provisions	$ 3,036,098	$ 2,996,052	$ 3,472,983
Not later than one year [member]
Statement [Line Items]
Other provisions	2,656,140	2,544,973
Later than one year and not later than five years [member]
Statement [Line Items]
Other provisions	335,483	341,084
Over 5 years
Statement [Line Items]
Other provisions	44,475	109,995
Legal proceedings provision [member]
Statement [Line Items]
Other provisions	496,302	576,587	538,388
Legal proceedings provision [member] | Not later than one year [member]
Statement [Line Items]
Other provisions	253,757	244,630
Legal proceedings provision [member] | Later than one year and not later than five years [member]
Statement [Line Items]
Other provisions	198,070	221,962
Legal proceedings provision [member] | Over 5 years
Statement [Line Items]
Other provisions	44,475	109,995
Miscellaneous other provisions [member]
Statement [Line Items]
Other provisions	2,539,796	2,419,465	$ 2,934,595
Miscellaneous other provisions [member] | Not later than one year [member]
Statement [Line Items]
Other provisions	2,402,383	2,300,343
Miscellaneous other provisions [member] | Later than one year and not later than five years [member]
Statement [Line Items]
Other provisions	137,413	119,122
Miscellaneous other provisions [member] | Over 5 years
Statement [Line Items]
Other provisions	$ 0	$ 0